Noncontrolling Interests	6 Months Ended
Jun. 30, 2022
Noncontrolling Interests
Noncontrolling Interests

Note 15 – Noncontrolling Interests

A reconciliation of non-controlling interest as of June 30, 2022 and December 31, 2021 is as follows:

	June 30,	December 31,
	2022	2021
Beginning Balance	$(1,724,627)	$638,846
Proportionate shares of net loss	(227,218)	(2,334,853)
Foreign currency translation adjustment	7,362	(28,620)
Total	$(1,944,483)	$(1,724,627)

As of June 30, 2022 and December 31, 2021, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.